LOOMIS SAYLES BOND FUND

Supplement dated May 27, 2011, to the Admin, Retail and Institutional Class Summary Prospectus, dated February 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds I has approved changes to the investment strategy of the Loomis Sayles Bond Fund (the “Fund”). Effective on or about July 29, 2011, the Fund’s principal investment strategies will be amended and restated as described below.

The second sentence of the first paragraph in the section “Principal Investment Strategies” is hereby replaced with the following:

The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Supplement dated May 27, 2011, to the Institutional Class Prospectus, dated February 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds I has approved changes to the investment strategies of the Loomis Sayles Fixed Income Fund and the Loomis Sayles Investment Grade Fixed Income Fund (the “Funds”). Effective on or about July 29, 2011, each Fund’s principal investment strategies and Loomis Sayles Investment Grade Fixed Income Fund’s principal investment risks will be amended and restated as described below.

The second sentence of the first paragraph in the section “Principal Investment Strategies” for the Loomis Sayles Fixed Income Fund is hereby replaced with the following:

The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

The second sentence of the first paragraph in the section “Principal Investment Strategies” for the Loomis Sayles Investment Grade Fixed Income Fund is hereby replaced with the following:

The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities (“junk bonds”) and up to 10% of its assets in equity securities (including preferred stocks and common stocks).

The following paragraph is hereby added to the section “Principal Risks” for the Loomis Sayles Investment Grade Fixed Income Fund:

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, or the equity markets generally.

LOOMIS SAYLES FIXED INCOME FUND

Supplement dated May 27, 2011, to the Institutional Class Summary Prospectus, dated February 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds I has approved changes to the investment strategy of the Loomis Sayles Fixed Income Fund (the “Fund”). Effective on or about July 29, 2011, the Fund’s principal investment strategy will be amended and restated as described below.

The second sentence of the first paragraph in the section “Principal Investment Strategies” is hereby replaced with the following:

The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

LOOMIS SAYLES BOND FUND

Supplement dated May 27, 2011, to the Admin, Retail and Institutional Class Prospectus, dated February 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds I has approved changes to the investment strategy of the Loomis Sayles Bond Fund (the “Fund”). Effective on or about July 29, 2011, the Fund’s principal investment strategies will be amended and restated as described below.

The second sentence of the first paragraph in the section “Principal Investment Strategies” is hereby replaced with the following:

The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with to 10% of its assets in common stocks).

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Supplement dated May 27, 2011, to the Institutional Class Summary Prospectus, dated February 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds I has approved changes to the investment strategy of the Loomis Sayles Investment Grade Fixed Income Fund (the “Fund”). Effective on or about July 29, 2011, the Fund’s principal investment strategy and principal investment risks will be amended and restated as described below.

The second sentence of the first paragraph in the section “Principal Investment Strategies” is hereby replaced with the following:

The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities (“junk bonds”) and up to 10% of its assets in equity securities (including common stocks and preferred stocks).

The following paragraph is hereby added to the section “Principal Risks”:

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, or the equity markets generally.

LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Supplement dated May 27, 2011, to the Institutional Class Statement of Additional Information, dated February 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds I has approved changes to the investment strategies of the Loomis Sayles Fixed Income Fund and the Loomis Sayles Investment Grade Fixed Income Fund (the “Funds”). Effective on or about July 29, 2011, the Funds’ investment strategies will be amended and restated as described below.

The table in the sub-section “Investment Strategies” under the section “Investment Strategies and Risks” is amended and restated for the Loomis Sayles Fixed Income Fund and the Loomis Sayles Investment Grade Fixed Income Fund as follows:

Fund	Securities	Practices
Loomis Sayles Fixed Income Fund

Debt Securities (Investment-Grade Fixed-Income Securities, Corporate Securities, Convertible Securities, U.S. Government Securities, Below Investment-Grade Fixed-Income Securities, Zero- Coupon Securities, Rule 144A Securities, Mortgage-Backed Securities, Stripped Securities, Asset- Backed Securities, Real Estate Investment Trusts, When-Issued Securities, Commercial Paper, Collateralized Mortgage Obligations, Mortgage-Related Securities (including Dollar Rolls, Structured Notes, Inflation-Linked Securities), Bank Loans)

Equity Securities (Common Stocks, Preferred Stock, Investment Companies)

Foreign Securities (Emerging Markets, Currency Transactions, Supranational Entities)

Temporary Defensive Strategies, Repurchase Agreements, Swap Contracts, Illiquid Securities, Futures Contracts, Options

Loomis Sayles Investment Grade Fixed Income Fund

Debt Securities (Investment-Grade Fixed-Income Securities, Corporate Bonds, U.S. Government Securities, Below Investment-Grade Fixed-Income Securities, Zero-Coupon Securities, Rule 144A Securities, Mortgage-Backed Securities, Stripped Securities, Real Estate Investment Trusts, When-Issued Securities, Collateralized Mortgage Obligations, Mortgage-Related Securities (including Dollar Rolls, Structured Notes, Inflation-linked Securities), Bank Loans)

Equity Securities (Common Stocks, Preferred Stocks, Investment Companies)

Foreign Securities (Emerging Markets, Supranational Entities,

Currency Transactions)

Temporary Defensive Strategies, Futures Contracts, Options, Swap Contracts